Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2023
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities	The consolidated financial statements (“CFS”) reflect the activities of EZGO and each of the following entities:
Name	Date of Incorporation / acquisition	Place of incorporation	Percentage of effective ownership	Principal Activities
Wholly-owned subsidiaries
China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”)	February 13, 2019	Hong Kong (“HK”)	100%	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd.	August 6, 2021	PRC	100%	Investment holding company
Jiangsu Langyi Import and Export Trading Co., Ltd. (“Langyi Trading”)	December 7, 2021	PRC	100%	Import and export trade of e-motor bicycles
EZGO Technologies Group Co., Ltd. (formerly known as Changzhou Jiekai Enterprise Management Co., Ltd., Wholly Foreign-owned Enterprise, “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	100%	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	100%	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100%	Distribution and trade of battery packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100%	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100%	Production and sales of e-bicycles
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)	July 14, 2022	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”)	December 29, 2022	PRC	100%	Holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”)	November 7, 2018	PRC	60%	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”)	March 2, 2023	PRC	60%	Equipment maintenance and repair

VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd.,“Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87%	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51%	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)

Schedule of Consolidated Financial Statements	The following financial information of the VIE and its wholly-owned subsidiaries were included in the accompanying CFS as of September 30, 2022 and 2023 and for the fiscal years ended September 30, 2021, 2022 and 2023:
	As of September 30,
	2022	2023
Cash	$1,345,283	$583,260
Restricted cash	23,228	875
Amount due from non-VIE	7,590,655	15,971,809
Amount due from EZGO	417,138	118,015
Other	8,057,829	8,647,943
Total current assets	17,434,133	25,321,902
Total non-current assets	13,893,470	3,050,821
Total assets	$31,327,603	$28,372,723

Amount due to non-VIE	$12,374,640	$-
Amount due to EZGO	3,007,811	2,954,404
Current liabilities of discontinued operation	703,668	693,843
Other	6,682,812	7,049,893
Total current liabilities	22,768,931	10,698,140
Total non-current liabilities	-	12,061,404
Total liabilities	$22,768,931	$22,759,544
	Years Ended September 30,
	2021	2022	2023
Revenues	$19,628,860	$12,805,906	$6,757,558
Loss from operations	(3,497,613)	(4,273,622)	(1,605,292)
Other loss, net	(75,873)	(931,538)	(2,194,868)
Net loss from continuing operations	(2,677,940)	(5,781,106)	(3,800,165)
Loss from discontinued operation, net of tax	(36,404)	(81,605)	573
Net loss	(2,714,344)	(5,862,713)	(3,799,592)
Net loss attributable to EZGO’s shareholders	(2,279,373)	(4,857,681)	(3,478,102)

Net cash (used in) provided by operating activities	(1,101,659)	(49,082)	6,346,133
Net cash used in investing activities	(12,952,082)	(8,618,188)	(5,997,989)
Net cash provided by (used in) financing activities	18,157,942	6,578,924	(1,696,888)